Retirement benefits - Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in liabilities	$ 6	$ 7
Increase in liabilities	$ (6)	(5)
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%
Decrease in liabilities	$ (1)	(1)
Increase in liabilities	$ 1	1
Mortality rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Year of reasonably possible increase in actuarial assumption	One-year
Increase in liabilities	$ 3	3
Healthcare costs trend rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in liabilities	$ (1)	(1)
Increase in liabilities	$ 1	$ 1